Balance Sheet Components (Tables)	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Cash	$35,891	$58,754
Cash equivalents	132,014	14,941
Total cash and cash equivalents	$167,905	$73,695
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows. The restricted cash is primarily collateral for performance bonds issued to certain customers. The collateral is provided in the form of a cash deposit to either support the bond directly or to collateralize a letter of credit that supports the performance bonds.

	March 31, 2023	December 31, 2022
Cash and cash equivalents	$167,905	$73,695
Restricted cash, current portion	12,565	12,565
Total cash and cash equivalents, and restricted cash	$180,470	$86,260
Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2022	2021
Cash	$58,754	$17,065
Cash equivalents	14,941	152,974
Total cash and cash equivalents	$73,695	$170,039
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows. The restricted cash is primarily collateral for performance bonds issued to certain customers. The collateral is provided in the form of a cash deposit to either support the bond directly or to collateralize a letter of credit that supports the performance bonds.

	December 31,
	2022	2021
Cash and cash equivalents	$73,695	$170,039
Restricted cash, current portion	12,565	12,105
Restricted cash, net of current portion	—	460
Total restricted cash	12,565	12,565
Total cash and cash equivalents, and restricted cash	$86,260	$182,604

Inventories
Inventories consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Raw materials	$163,327	$127,199
Work in progress	22,419	21,153
Finished goods	11,123	13,518
Service parts	8,620	7,697
Total inventories	$205,489	$169,567
Inventories consisted of the following (in thousands):

	December 31,
	2022	2021
Raw materials	$127,199	$65,225
Work in progress	21,153	25,062
Finished goods	13,518	18,269
Service parts	7,697	6,000
Total inventories	$169,567	$114,556

Property, Plant and Equipment, Net
Property, plant, and equipment, net, consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Computer hardware	$6,020	$5,465
Computer software	12,813	11,012
Internally used vehicles and charging systems	15,177	15,177
Leased vehicles and batteries	5,142	5,142
Leasehold improvements	30,883	10,716
Machinery and equipment	54,195	28,942
Office furniture and equipment	3,282	2,523
Tooling	23,971	22,430
Finance lease right-of-use assets	878	179
Construction in progress	29,209	72,505
	181,570	174,091
Less: Accumulated depreciation and amortization	(71,145)	(66,539)
Total	$110,425	$107,552
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Property, Plant, and Equipment	Estimated Useful Life
Computer hardware	3 years
Computer software	3 to 5 years
Internally used vehicles and charging systems	over the shorter of their estimated useful lives or 5 years
Machinery and equipment	5 to 12 years
Office furniture and equipment	5 years
Tooling	3 to 5 years
Leasehold improvements	over the shorter of their estimated useful lives or the terms of the related leases
Leased batteries	over the shorter of the terms of the related leases or 12 years
Leased vehicles and charging systems	over the shorter of the terms of the related leases or 5 years
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2022	2021
Computer hardware	$5,465	$5,195
Computer software	11,012	9,561
Internally used vehicles and charging systems	15,177	16,459
Leased vehicles and batteries	5,142	6,863
Leasehold improvements	10,716	10,516
Machinery and equipment	28,942	28,302
Office furniture and equipment	2,523	1,861
Tooling	22,430	21,726
Finance lease right-of-use assets	179	179
Construction in progress	72,505	20,243
	174,091	120,905
Less: Accumulated depreciation and amortization	(66,539)	(58,659)
Total	$107,552	$62,246

Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Accrued payroll and related expenses	$6,493	$8,647
Accrued sales and use tax	1,284	1,784
Warranty reserve	8,229	8,406
Accrued supplier liability	4,059	7,699
Insurance related	1,764	4,445
Other accrued expenses	3,433	2,570
Total	$25,262	$33,551
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Accrued payroll and related expenses	$8,647	$8,069
Accrued sales and use tax	1,784	885
Warranty reserve	8,406	8,116
Accrued supplier liability	7,699	—
Insurance related liability	4,445	—
Other accrued expenses	2,570	3,564
Total	$33,551	$20,634

Other Long-term Liabilities
Other long-term liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Warranty reserve	$20,020	$17,107
Finance lease liabilities, non-current	512	57
Total	$20,532	$17,164
Other long-term liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Warranty reserve	$17,107	$15,158
Finance lease liabilities, non-current	57	87
Total	$17,164	$15,245